Note 04 - Entity-Wide Disclosures by Geographic Area (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	[1]	€ 31,155	€ 27,063	€ 25,538
Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		7,716	6,337	5,153
Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		9,160	10,016	9,631
Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		9,575	9,153	8,233
Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,383	2,608	2,708
Corporate & Other [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,321	(1,051)	(186)
Germany [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		12,577	10,895	9,909
Germany [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		4,223	3,166	2,595
Germany [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		573	587	450
Germany [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		6,570	5,876	5,479
Germany [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,211	1,266	1,385
UK [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		4,099	4,844	4,120
UK [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		192	143	144
UK [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,503	4,343	3,642
UK [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		54	3	(2)
UK [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		350	356	336
Rest of Europe, Middle East and Africa [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		4,024	4,011	3,223
Rest of Europe, Middle East and Africa [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,303	1,162	900
Rest of Europe, Middle East and Africa [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		460	383	255
Rest of Europe, Middle East and Africa [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,987	2,191	1,783
Rest of Europe, Middle East and Africa [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		274	275	286
Americas [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		4,945	5,053	5,555
Americas [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,010	974	750
Americas [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,042	3,033	3,904
Americas [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		462	466	364
Americas [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		432	580	537
Asia/Pacific [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,188	3,311	2,917
Asia/Pacific [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		988	892	764
Asia/Pacific [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,583	1,671	1,381
Asia/Pacific [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		503	617	608
Asia/Pacific [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		€ 115	€ 131	€ 163

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations